Schedule of Investments (unaudited)	iShares® U.S. Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.13%, 07/15/23(a)	$919	$894,302
0.13%, 08/15/23	456,730	443,491,964
0.13%, 12/15/23	479,150	460,882,406
0.25%, 05/15/24	1,512,359	1,442,057,930
0.25%, 05/31/25	100,340	93,284,844
0.25%, 07/31/25	14,789	13,694,453
0.25%, 08/31/25	317,481	293,359,886
0.25%, 10/31/25	309,293	284,791,195
0.38%, 04/15/24	469,066	449,057,403
0.38%, 07/15/24	1,326	1,263,015
0.38%, 08/15/24	439,361	417,427,273
0.38%, 11/30/25	515,542	475,869,250
0.50%, 03/31/25	585	549,786
0.50%, 02/28/26	362,585	334,413,846
0.50%, 05/31/27	116,455	104,782,205
0.63%, 07/31/26	213,272	196,126,932
0.63%, 12/31/27	222,693	199,022,813
0.63%, 08/15/30	73,009	62,308,618
0.75%, 12/31/23	173,377	168,094,419
0.75%, 03/31/26	128,855	119,769,716
0.75%, 04/30/26	59,318	55,059,153
0.75%, 05/31/26	68,140	63,133,307
0.75%, 08/31/26	429,656	396,642,977
0.75%, 01/31/28	10,957	9,848,032
0.88%, 06/30/26	127,228	118,317,070
1.00%, 12/15/24	38,196	36,568,194
1.00%, 07/31/28	143,145	129,384,069
1.13%, 01/15/25	5,000	4,794,531
1.13%, 02/28/25	116,012	111,049,768
1.13%, 10/31/26	79,225	74,103,227
1.13%, 08/31/28	14,460	13,156,341
1.25%, 03/31/28	201,371	185,552,363
1.25%, 06/30/28	76,846	70,581,250
1.25%, 09/30/28	219,163	200,654,001
1.25%, 08/15/31	11,980	10,635,703
1.38%, 10/31/28	145,752	134,370,818
1.38%, 11/15/31	1,316,626	1,177,968,556
1.38%, 11/15/40	30,413	22,466,416
1.38%, 08/15/50	2,528	1,705,610
1.50%, 02/15/25	342,561	331,079,856
1.50%, 11/30/28	390,354	362,327,801
1.50%, 02/15/30	596	548,628
1.63%, 02/15/26	173,622	166,785,634
1.63%, 05/15/26	571,900	548,353,802
1.63%, 11/15/50	74,593	53,765,236
1.88%, 02/15/32	10,805	10,085,792
1.88%, 02/15/41	62,750	50,486,787
1.88%, 02/15/51	1,285,845	988,392,893
2.00%, 04/30/24	4,000	3,935,781
2.00%, 05/31/24	4,746	4,668,877
2.00%, 02/15/25	507,802	497,229,405
2.00%, 08/15/25	401,663	391,888,056
2.00%, 11/15/26	4,117	3,991,238
2.00%, 02/15/50	3,471	2,757,771
2.00%, 08/15/51	118,941	94,246,804
2.13%, 07/31/24	21,990	21,658,432
2.13%, 05/15/25	309,531	303,522,139
2.25%, 11/15/25	24,049	23,623,544
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/27	$513,722	$502,745,302
2.25%, 08/15/27	582,534	569,244,650
2.25%, 11/15/27	298,981	291,623,458
2.25%, 05/15/41	20,092	17,199,851
2.25%, 08/15/49	71,218	59,895,703
2.25%, 02/15/52	89,807	75,732,559
2.38%, 02/29/24	518,482	513,803,509
2.38%, 08/15/24	801,284	792,770,555
2.38%, 04/30/26	22,098	21,792,426
2.38%, 05/15/27	71,908	70,733,681
2.38%, 03/31/29	24,575	24,043,182
2.38%, 05/15/29	242,743	237,613,648
2.50%, 04/30/24	5,000	4,961,523
2.50%, 02/28/26	22,098	21,877,883
2.50%, 02/15/46	4,999	4,336,394
2.50%, 05/15/46	496,319	430,188,369
2.63%, 12/31/23	241,017	239,971,965
2.63%, 02/15/29	773,792	769,318,714
2.63%, 07/31/29	54,950	54,683,836
2.75%, 07/31/23	1,702	1,698,609
2.75%, 02/15/24	270,324	269,458,120
2.75%, 05/15/25	345,147	344,176,274
2.75%, 06/30/25	154,518	154,192,063
2.75%, 08/31/25	22,098	22,041,029
2.75%, 04/30/27	16,533	16,557,742
2.75%, 07/31/27	75,147	75,334,867
2.75%, 02/15/28	575,035	574,945,151
2.75%, 11/15/42	572,751	526,192,977
2.75%, 08/15/47	14,000	12,768,984
2.75%, 11/15/47	48,367	44,214,239
2.88%, 04/30/25	2,896	2,896,065
2.88%, 07/31/25	22,098	22,123,896
2.88%, 11/30/25	38,085	38,150,459
2.88%, 05/15/28	353,411	355,840,499
2.88%, 08/15/28	6,062	6,103,646
2.88%, 05/15/32	57,372	58,402,903
2.88%, 05/15/43	43,091	40,271,663
2.88%, 08/15/45	99,921	92,743,267
2.88%, 11/15/46	271,388	252,380,240
2.88%, 05/15/49	12,285	11,724,497
2.88%, 05/15/52	6,078	5,878,566
3.00%, 07/15/25	20,135	20,235,675
3.00%, 10/31/25	32,504	32,675,408
3.00%, 11/15/44	10,387	9,844,523
3.00%, 02/15/47	3,063	2,917,747
3.00%, 02/15/48	143,216	137,772,673
3.00%, 08/15/48	38,739	37,417,940
3.13%, 11/15/28	1,191,803	1,217,920,242
3.13%, 02/15/43	98,806	96,177,314
3.25%, 06/30/29	2,640	2,729,925
3.38%, 05/15/44	60,733	61,326,600
3.63%, 08/15/43	2,415	2,538,297
3.75%, 11/15/43	975,909	1,044,184,083
4.25%, 05/15/39	11,600	13,683,016
4.38%, 02/15/38	22,493	27,112,851
4.38%, 11/15/39	184,898	220,635,317
4.50%, 05/15/38	3,048	3,721,775
5.50%, 08/15/28	2,500	2,881,055
U.S. Treasury STRIPS
0.00%, 02/15/29(b)	39,553	33,037,795

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.00%, 08/15/35(b)	$15,102	$10,329,709
0.00%, 08/15/36(b)	60,448	40,082,566
0.00%, 05/15/43(b)	28,628	13,813,120
		22,898,152,713
Total Long-Term Investments — 99.3%
(Cost: $24,149,036,799)		22,898,152,713

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)(e)	223,320	223,320,472

Total Short-Term Securities — 1.0%
(Cost: $222,495,000)		223,320,472

Total Investments in Securities — 100.3%
(Cost: $24,371,531,799)		23,121,473,185

Liabilities in Excess of Other Assets — (0.3)%		(71,535,057)

Net Assets — 100.0%		$23,049,938,128

(a)	All or a portion of this security is on loan.

(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$426,474,749	$—	$(203,154,277)	(a)	$—	$—	$223,320,472	223,320	$556,484	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$22,898,152,713	$—	$22,898,152,713
Money Market Funds	223,320,472	—	—	223,320,472
	$223,320,472	$22,898,152,713	$—	$23,121,473,185

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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